LEASE RIGHTOFUSE ASSETS AND LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 26, 2021	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Depreciation expense		$ 4,158	$ 4,158	$ 16,632	$ 1,386
Payment term	60 months			60 years
Monthly installment	$ 1,778